Accounts and Notes Receivable, Net - Schedule of Changes in the Allowance for Credit Losses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Changes in the Provision for Credit Losses [Abstract]
Balance at the beginning of the year	$ 277,798	$ 245,888
Additions	254,292	34,730
Reverse	(26,531)		$ (154,929)
Exchange rate difference	1,324	(2,820)
Balance at the end of the year	$ 506,883	$ 277,798	$ 245,888